Taxation - Analysis of taxation charge for the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current tax
Current year	£ 1,039	£ 1,041	£ 784
Adjustments in respect of prior years	(6)	26	29
Current tax	1,033	1,067	813
Deferred tax
Origination and reversal of temporary differences	(45)	21	31
Changes in tax rates	11	3	78
Adjustments in respect of prior years	(29)	(42)	(15)
Deferred tax	(63)	(18)	94
Taxation on profit	970	1,049	907
United Kingdom
Current tax
Current year	160	174	100
Adjustments in respect of prior years	33	10	1
Current tax	193	184	101
Deferred tax
Origination and reversal of temporary differences	25	0	13
Changes in tax rates	0	2	46
Adjustments in respect of prior years	6	0	8
Deferred tax	31	2	67
Taxation on profit	224	186	168
Rest of world
Current tax
Current year	879	867	684
Adjustments in respect of prior years	(39)	16	28
Current tax	840	883	712
Deferred tax
Origination and reversal of temporary differences	(70)	21	18
Changes in tax rates	11	1	32
Adjustments in respect of prior years	(35)	(42)	(23)
Deferred tax	(94)	(20)	27
Taxation on profit	£ 746	£ 863	£ 739